Derivative Financial Instruments - Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation (Detail) (Selling Marketing And Administration, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Currency Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ 16	$ 38
Currency Option Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ 11	$ 8